Financial instruments (Narrative) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Appreciation of the Canadian dollar	10.00%
Net financial liabilities	$ 490,245	$ 86,913
Depreciation of the US Dollar	10.00%